Condensed Financial Information Parent Company Only (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total assets	$ 1,019,105,799	$ 918,233,284
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	934,345,531	840,944,571
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2021 and 2020 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,587,939 and 5,527,380 shares issued at December 31, 2021 and 2020, respectively (including 14,337 and 18,128 shares issued February 1, 2022 and 2021, respectively)	13,969,848	13,818,450
Additional paid-in capital	35,322,063	34,309,646
Retained earnings	37,758,105	29,368,046
Accumulated other comprehensive loss	(1,166,971)	915,348
Less: treasury stock, at cost; 210,101 shares at December 31, 2021 and 2020	2,622,777	2,622,777
Total shareholders' equity	84,760,268	77,288,713	$ 68,894,679
Total liabilities and shareholders' equity	1,019,105,799	918,233,284
Parent Company [Member]
Cash	908,042	750,371	$ 744,687
Investment in subsidiary - Community National Bank	97,061,296	89,598,666
Investment in Capital Trust	387,000	387,000
Income taxes receivable	185,439	184,973
Total assets	98,541,777	90,921,010
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	894,509	745,297
Total liabilities	13,781,509	13,632,297
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2021 and 2020 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,587,939 and 5,527,380 shares issued at December 31, 2021 and 2020, respectively (including 14,337 and 18,128 shares issued February 1, 2022 and 2021, respectively)	13,969,848	13,818,450
Additional paid-in capital	35,322,063	34,309,646
Retained earnings	37,758,105	29,368,046
Accumulated other comprehensive loss	(1,166,971)	915,348
Less: treasury stock, at cost; 210,101 shares at December 31, 2021 and 2020	2,622,777	2,622,777
Total shareholders' equity	84,760,268	77,288,713
Total liabilities and shareholders' equity	$ 98,541,777	$ 90,921,010